Parenthetical Information Liquidity Risk Exposure II (Detail: Text Values) - EUR (€) € in Billions	Dec. 31, 2018	Dec. 31, 2017
External funding sources [Abstract]
Capital Markets and Equity, percent	7210.00%
Total external funding	€ 944	€ 1,016
External Funding mainly due [Abstract]
Balances decrease in secured funding and shorts	€ 40
Balances decrease in secured funding and shorts, percent	55.20%
Decrease in unsecured wholesale funding	€ 16
Decrease in unsecured wholesale funding, percent	22.70%
Decrease in Transaction Banking deposits	€ 8
Decrease in Transaction Banking deposits, percent	11.40%
Increase in retail business	€ 7
Increase in retail business, percent	9.80%
Decrease in Capital Markets and Equity volume	€ 3
Decrease in Capital Markets and Equity volume, percent	4.60%
Overall proportion of our most stable funding sources (comprising capital markets and equity, retail, and transac-tion banking) in percent	77.50%	72.00%
Derivatives & settlement balances	€ 325	€ 369
Add back for netting effect for Margin & Prime Brokerage cash balances (shown on a net basis)	51	59
Other non funding liabilities	€ 28	€ 30